Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	22,556	48,680	22,556	48,680
Trade and other receivables	18,297	21,351	18,297	21,351
Restricted cash	1,700	1,700	1,700	1,700
	42,553	71,731	42,553	71,731

Scheduled of financial liabilities by fair value hierarchy

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	15,585	19,794	15,585	19,794
Lease liabilities	2,201	2,620	2,201	2,620
	17,786	22,414	17,786	22,414

All balances have been recognized in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	524,242	109,291	524,242	109,291
Warrant liabilities	434	907	434	907
	524,676	110,198	524,676	110,198

Schedule of fair value measurement inputs for valuation of convertible loan notes

	December 31,	December 23,	December 31,
	2024	2024	2023
Share price ($)	12.58	7.42	6.88
Conversion price ($)	3.50	3.50	110.00
Interest rate (%)	12.00	12.00	9.00
Credit spread (%)	40.64	41.04	27.50
Expected life (years)	4.00	4.00	3.00
Risk-free rate (%)	4.40	4.40	4.00
Dividend yield (%)	—	—	—
Volatility (%)	85.00	85.00	90.00